RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 610255
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule of Reconciliation to Form 5500	The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024 to the Form 5500:

	2025	2024
Net assets available for benefits per the financial statements	$3,489,897,500	$3,449,667,918
Amounts allocated to withdrawing participants	(5,288,379)	(962,718)
Loan balances considered deemed distributions	(189,874)	(224,607)
Adjustment from contract value to fair value for fully benefit-responsive investment contracts held in Master Trust	(19,228,483)	(38,176,474)
Net assets available for benefits per the Form 5500	$3,465,190,764	$3,410,304,119
The following is a reconciliation of notes receivable from participants per the financial statements at December 31, 2025 and 2024 to notes receivable from participants per the Form 5500:

	2025	2024
Notes receivable from participants per the financial statements	$41,531,662	$46,352,576
Loan balances considered deemed distributions	(189,874)	(224,607)
Notes receivable from participants per the Form 5500	$41,341,788	$46,127,969
The following is a reconciliation of total additions (reductions) per the financial statements to total income per the Form 5500 for the year ended December 31, 2025:

2025
Total additions per the financial statements	$681,474,789
2025 adjustment from contract value to fair value for fully benefit-responsive investment contracts held in Master Trust	(19,228,483)
2024 adjustment from contract value to fair value for fully benefit-responsive investment contracts held in Master Trust	38,176,474
Total income per the Form 5500	$700,422,780
The following is a reconciliation of total deductions per the financial statements to total expenses per the Form 5500 for the year ended December 31, 2025:

2025
Total deductions per the financial statements	$641,245,207
Amounts allocated to withdrawing participants at December 31, 2025	5,288,379
Amounts allocated to withdrawing participants at December 31, 2024	(962,718)
Current year cumulative deemed distributions	189,874
Prior year cumulative deemed distributions	(224,607)
Total expenses per the Form 5500	$645,536,135